INVENTORY (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORY
	As of March 31,
	2025	2026
	HKD	HKD
Finished goods	$305,307	$-